UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

February 28, 2017

ISG-QTLY-0417
1.968340.103

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.6%
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,161,216
U.S. Treasury Obligations - 64.8%
U.S. Treasury Notes:
0.75% 7/15/19	$6,440,000	$6,350,948
0.875% 6/15/19	45,483,000	45,022,853
1.125% 1/15/19	37,561,000	37,497,898
1.125% 7/31/21	3,594,000	3,483,653
1.125% 9/30/21	3,335,000	3,225,572
1.25% 10/31/21	6,422,000	6,240,880
1.375% 2/28/19	50,000	50,139
1.375% 12/15/19	28,067,000	28,005,589
1.375% 4/30/20	784,000	779,559
1.375% 1/31/21	7,500,000	7,393,943
1.375% 4/30/21	1,000,000	983,086
1.375% 5/31/21	6,000,000	5,892,186
1.625% 4/30/19	5,983,000	6,025,766
1.625% 6/30/19	2,890,000	2,908,964
1.625% 12/31/19	17,439,000	17,515,976
1.625% 6/30/20	7,334,000	7,339,442
1.625% 7/31/20	2,000,000	2,000,000
1.75% 9/30/19	5,742,000	5,793,586
1.75% 12/31/20 (a)	30,074,000	30,096,315
1.875% 1/31/22	1,500,000	1,497,891
1.875% 2/28/22	8,000,000	7,991,560
2% 9/30/20	18,181,000	18,399,027
2% 12/31/21	372,000	373,686
		244,868,519
Other Government Related - 0.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.1156% 12/7/20 (NCUA Guaranteed) (b)	268,545	268,188
Series 2010-R2 Class 1A, 1.1261% 11/6/17 (NCUA Guaranteed) (b)	1,788,576	1,789,344
Series 2011-C1 Class 1A, 1.1061% 2/28/20 (NCUA Guaranteed) (b)	432,750	432,244
Series 2011-R1 Class 1A, 1.2156% 1/8/20 (NCUA Guaranteed) (b)	645,074	645,401
Series 2011-R4 Class 1A, 1.1456% 3/6/20 (NCUA Guaranteed) (b)	82,768	82,794
		3,217,971
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $251,908,008)		250,247,706

U.S. Government Agency - Mortgage Securities - 3.9%
Fannie Mae - 2.3%
2.458% 2/1/44 (b)	44,661	45,914
2.459% 4/1/44 (b)	61,526	63,070
2.474% 12/1/34 (b)	9,126	9,438
2.511% 2/1/44 (b)	36,360	37,374
2.546% 3/1/35 (b)	4,786	4,951
2.556% 5/1/44 (b)	68,647	70,617
2.576% 1/1/44 (b)	64,568	66,379
2.608% 2/1/33 (b)	2,893	2,985
2.615% 10/1/35 (b)	3,902	4,043
2.63% 4/1/44 (b)	156,236	160,873
2.632% 7/1/35 (b)	3,610	3,739
2.646% 5/1/44 (b)	118,377	122,320
2.666% 10/1/33 (b)	6,210	6,423
2.681% 7/1/36 (b)	27,108	28,384
2.69% 3/1/37 (b)	5,384	5,637
2.699% 2/1/42 (b)	196,436	203,500
2.715% 1/1/35 (b)	25,484	26,464
2.715% 2/1/36 (b)	2,192	2,297
2.73% 7/1/34 (b)	5,556	5,779
2.745% 4/1/33 (b)	70,437	72,793
2.772% 1/1/42 (b)	148,870	154,240
2.798% 10/1/33 (b)	7,309	7,718
2.802% 6/1/36 (b)	6,708	7,008
2.815% 9/1/36 (b)	6,883	7,189
2.833% 3/1/35 (b)	3,947	4,170
2.886% 2/1/37 (b)	73,232	77,443
2.915% 11/1/33 (b)	3,999	4,147
2.918% 3/1/33 (b)	13,301	13,730
2.927% 12/1/32 (b)	52,843	55,776
2.946% 7/1/35 (b)	6,596	6,839
2.956% 11/1/36 (b)	34,018	35,262
2.977% 5/1/36 (b)	4,614	4,871
3.008% 4/1/36 (b)	38,698	41,545
3.013% 12/1/32 (b)	352,374	374,176
3.151% 6/1/47 (b)	13,254	13,753
3.265% 8/1/35 (b)	59,054	61,583
4% 5/1/29	4,412,538	4,655,500
4% 3/1/47 (c)	100,000	105,072
4.5% 11/1/25	390,637	415,178
5% 7/1/35	641,446	707,473
5.5% 10/1/20 to 1/1/29	576,148	619,275
6.5% 8/1/17 to 8/1/36	492,323	564,760
9% 1/1/18	1	1
10.5% 8/1/20	2,747	2,882
		8,882,571
Freddie Mac - 0.7%
2.57% 3/1/35 (b)	13,541	13,943
2.607% 6/1/33 (b)	39,027	40,821
2.677% 7/1/35 (b)	180,830	187,731
2.743% 4/1/34 (b)	141,836	149,559
2.792% 2/1/37 (b)	10,365	10,764
2.838% 8/1/37 (b)	15,710	16,378
2.85% 7/1/35 (b)	29,350	30,643
2.925% 6/1/37 (b)	5,853	6,088
2.936% 5/1/37 (b)	9,013	9,382
2.95% 3/1/37 (b)	3,492	3,615
2.968% 11/1/35 (b)	34,810	36,236
2.997% 2/1/36 (b)	1,258	1,332
3% 2/1/31	910,431	938,320
3.026% 10/1/41 (b)	220,056	228,894
3.065% 10/1/35 (b)	25,187	26,476
3.066% 9/1/41 (b)	202,122	213,029
3.07% 7/1/35(b)	35,496	37,838
3.071% 10/1/36 (b)	52,063	54,636
3.099% 10/1/42 (b)	123,884	130,945
3.14% 3/1/33 (b)	378	400
3.199% 5/1/37 (b)	130,842	137,378
3.22% 4/1/37 (b)	1,662	1,765
3.221% 5/1/37 (b)	37,344	38,724
3.29% 6/1/37 (b)	31,216	32,409
3.295% 7/1/36 (b)	13,209	14,081
3.32% 4/1/37 (b)	7,349	7,776
3.887% 10/1/35 (b)	6,324	6,741
5% 9/1/35	1,122	1,241
6% 1/1/24	102,549	111,101
6.5% 12/1/21	30,567	32,869
9.5% 3/1/21 to 12/1/22	2,107	2,316
10% 6/1/18 to 6/1/20	1,713	1,889
10.5% 9/1/20	8	9
		2,525,329
Ginnie Mae - 0.9%
4.3% 8/20/61 (d)	321,753	329,719
4.649% 2/20/62 (d)	248,516	258,128
4.682% 2/20/62 (d)	320,051	332,068
4.684% 1/20/62 (d)	2,017,559	2,089,162
5.47% 8/20/59 (d)	23,256	23,486
6% 6/15/36	389,656	451,116
8% 12/15/23	32,700	36,850
10.5% 1/15/18	186	190
		3,520,719
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $14,821,109)		14,928,619

Collateralized Mortgage Obligations - 15.4%
U.S. Government Agency - 15.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.05% 4/25/24 (b)	187,293	188,086
Series 2001-38 Class QF, 1.7583% 8/25/31 (b)	49,376	50,259
Series 2002-49 Class FB, 1.3806% 11/18/31 (b)	45,637	45,947
Series 2002-60 Class FV, 1.7783% 4/25/32 (b)	9,927	10,084
Series 2002-74 Class FV, 1.2283% 11/25/32 (b)	383,781	385,042
Series 2002-75 Class FA, 1.7783% 11/25/32 (b)	20,335	20,657
Series 2010-15 Class FJ, 1.7083% 6/25/36 (b)	575,657	583,970
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	156,916	165,259
Series 2005-27 Class NE, 5.5% 5/25/34	60,321	61,065
Series 2005-64 Class PX, 5.5% 6/25/35	172,560	186,987
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	843	851
Series 2003-117 Class MD, 5% 12/25/23	86,078	91,655
Series 2004-52 Class KZ, 5.5% 7/25/34	943,642	1,053,286
Series 2010-97 Class CX, 4.5% 9/25/25	953,000	1,026,521
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	341,823	40,049
Series 2010-39 Class FG, 1.6983% 3/25/36 (b)	359,766	367,458
Series 2011-67 Class AI, 4% 7/25/26 (e)	89,876	8,788
Freddie Mac:
floater:
Series 2448 Class FT, 1.77% 3/15/32 (b)	49,339	50,083
Series 2526 Class FC, 1.17% 11/15/32 (b)	64,405	64,599
Series 2530 Class FE, 1.37% 2/15/32 (b)	25,339	25,564
Series 2630 Class FL, 1.27% 6/15/18 (b)	771	772
Series 2711 Class FC, 1.67% 2/15/33 (b)	165,622	168,005
floater planned amortization class Series 2770 Class FH, 1.17% 3/15/34 (b)	175,861	175,930
planned amortization class:
Series 2425 Class JH, 6% 3/15/17	17	17
Series 3415 Class PC, 5% 12/15/37	65,088	69,377
Series 3763 Class QA, 4% 4/15/34	73,681	74,372
Series 3840 Class VA, 4.5% 9/15/27	355,201	370,049
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	242,473	267,613
Series 2004-2802 Class ZG, 5.5% 5/15/34	742,456	830,174
Series 2004-2862 Class NE, 5% 9/15/24	1,466,253	1,551,514
Series 2145 Class MZ, 6.5% 4/15/29	241,856	275,588
Series 2357 Class ZB, 6.5% 9/15/31	140,563	160,914
Series 3745 Class KV, 4.5% 12/15/26	510,264	550,482
Series 3859 Class JZ, 5% 5/15/41	1,094,569	1,192,674
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	687,742	724,276
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.2806% 7/20/37 (b)	100,064	100,424
Series 2008-2 Class FD, 1.2606% 1/20/38 (b)	24,449	24,537
Series 2008-73 Class FA, 1.6406% 8/20/38 (b)	199,755	201,923
Series 2008-83 Class FB, 1.6806% 9/20/38 (b)	179,314	182,987
Series 2009-108 Class CF, 1.37% 11/16/39 (b)	108,910	109,586
Series 2009-116 Class KF, 1.3% 12/16/39 (b)	77,527	77,925
Series 2010-H17 Class FA, 1.1061% 7/20/60 (b)(d)	888,686	880,067
Series 2010-H18 Class AF, 0.9467% 9/20/60 (b)(d)	1,082,413	1,071,091
Series 2010-H19 Class FG, 1.0717% 8/20/60 (b)(d)	1,182,131	1,169,909
Series 2010-H27 Series FA, 1.1517% 12/20/60 (b)(d)	371,136	368,148
Series 2011-H05 Class FA, 1.2717% 12/20/60 (b)(d)	621,776	619,700
Series 2011-H07 Class FA, 1.1467% 2/20/61 (b)(d)	1,163,951	1,160,332
Series 2011-H12 Class FA, 1.1367% 2/20/61 (b)(d)	1,395,772	1,390,968
Series 2011-H13 Class FA, 1.1467% 4/20/61 (b)(d)	514,758	513,060
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (b)(d)	580,757	578,613
Class FC, 1.2717% 5/20/61 (b)(d)	524,264	522,429
Series 2011-H17 Class FA, 1.3017% 6/20/61 (b)(d)	682,983	681,425
Series 2011-H21 Class FA, 1.2467% 10/20/61 (b)(d)	707,008	706,850
Series 2012-H01 Class FA, 1.3467% 11/20/61 (b)(d)	623,784	625,665
Series 2012-H03 Class FA, 1.4717% 1/20/62 (b)(d)	433,092	434,395
Series 2012-H06 Class FA, 1.2767% 1/20/62 (b)(d)	634,686	635,157
Series 2012-H07 Class FA, 1.2767% 3/20/62 (b)(d)	392,042	392,434
Series 2012-H21 Class DF, 1.2967% 5/20/61 (b)(d)	440,887	441,568
Series 2015-H13 Class FL, 1.0517% 5/20/63 (b)(d)	1,582,484	1,580,638
Series 2015-H19 Class FA, 0.9717% 4/20/63 (b)(d)	1,569,808	1,566,447
Series 2016-H20 Class FM, 1.1717% 12/20/62 (b)(d)	1,435,481	1,434,998
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	458,989	478,929
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	490,237	488,716
Series 2013-H26 Class HA, 3.5% 9/20/63 (d)	3,811,263	3,926,556
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	528,723	534,093
Series 2016-H02 Class FM, 1.2717% 9/20/62 (b)(d)	1,906,412	1,906,693
Series 2016-H04 Class FE, 1.4217% 11/20/65 (b)(d)	600,880	601,593
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	1,446,252	1,512,952
Series 2010-H17 Class XP, 5.2976% 7/20/60 (b)(d)	1,674,307	1,741,810
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	1,353,657	1,409,785
Series 2012-64 Class KI, 3.5% 11/20/36	138,950	10,988
Series 2013-124:
Class ES, 7.6259% 4/20/39 (b)(f)	517,433	547,726
Class ST, 7.7593% 8/20/39 (b)(f)	1,044,509	1,132,548
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	1,656,802	1,674,144
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	4,781,660	4,828,238
Class JA, 2.5% 6/20/65 (d)	478,470	483,225
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	3,885,119	3,858,172
Series 2016-H13 Class FB, 1.18% 5/20/66 (b)(d)	2,286,232	2,281,453
Series 2017-H06 Class FA, 1.17% 8/20/66 (b)(d)	2,325,000	2,327,543
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $58,167,681)		58,054,407

Commercial Mortgage Securities - 8.5%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.09% 2/25/20 (b)	3,784,000	3,785,162
Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18	2,975,000	3,002,100
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	3,660,000	3,864,508
Series K034 Class A1, 2.669% 2/25/23	6,037,363	6,132,366
Series K709 Class A2, 2.086% 3/25/19	1,480,000	1,490,408
Series K710 Class A2, 1.883% 5/25/19	2,402,000	2,408,754
Series K713 Class A2, 2.313% 3/25/20	454,000	459,253
Series K717 Class A2, 2.991% 9/25/21	2,878,000	2,970,384
Series K032 Class A1, 3.016% 2/25/23	2,032,709	2,087,031
Series K036 Class A1, 2.777% 4/25/23	3,819,256	3,896,547
Series K504 Class A2, 2.566% 9/25/20 (b)	227,000	231,205
Series K724 Class A1, 2.776% 3/25/23	1,691,223	1,722,872
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $32,127,049)		32,050,590

Foreign Government and Government Agency Obligations - 5.4%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,774,722
5.5% 12/4/23	4,000	4,765
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,842,431
Ukraine Government 1.471% 9/29/21	2,891,000	2,831,688
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,365,381)		20,453,606
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.60% (g)
(Cost $347,451)	347,382	347,451
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $377,736,679)		376,082,379
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,524,035
NET ASSETS - 100%		$377,606,414

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
74 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	16,014,063	$16,152

The face value of futures purchased as a percentage of Net Assets is 4.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,028.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,432
Fidelity Securities Lending Cash Central Fund	13
Total	$3,445

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$250,247,706	$--	$250,247,706	$--
U.S. Government Agency - Mortgage Securities	14,928,619	--	14,928,619	--
Collateralized Mortgage Obligations	58,054,407	--	58,054,407	--
Commercial Mortgage Securities	32,050,590	--	32,050,590	--
Foreign Government and Government Agency Obligations	20,453,606	--	20,453,606	--
Money Market Funds	347,451	347,451	--	--
Total Investments in Securities:	$376,082,379	$347,451	$375,734,928	$--
Derivative Instruments:
Assets
Futures Contracts	$16,152	$16,152	$--	$--
Total Assets	$16,152	$16,152	$--	$--
Total Derivative Instruments:	$16,152	$16,152	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $377,670,535. Net unrealized depreciation aggregated $1,588,156, of which $1,103,844 related to appreciated investment securities and $2,692,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017